TEMPLETON INSTITUTIONAL FUNDS, INC.

TIFI

                              FOREIGN EQUITY SERIES
                            ------------------------
                                  ANNUAL REPORT

[LOGO OMITTED]
TEMPLETON

                                DECEMBER 31, 2002

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

     o ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

     o ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
       BANK;

     o ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
       PRINCIPAL.
--------------------------------------------------------------------------------

                        December 31, 2002




Dear Shareholder:

     This annual report for the Templeton Institutional Funds, Inc. (TIFI) Foreign Equity Series (the "Fund") covers the twelve-month period ended December 31, 2002. This was a very challenging period for equity investors globally. Stock market declines in the U.S. were so pervasive that all global industry sectors ended the year in negative territory. Outside the United States, only one sector (materials) ended the year with a positive investment return. In the fourth quarter, however, stock markets rebounded in most countries as stocks in all major global sectors rallied to end the fourth quarter with positive investment returns. This partially offset the effect of a sell-off that occurred during the summer months.



[PHOTO OMITTED]

GARY P. MOTYL, CHIEF INVESTMENT OFFICER OF TEMPLETON INSTITUTIONAL GLOBAL EQUITIES GROUP AND PRESIDENT OF TEMPLETON INVESTMENT COUNSEL, LLC, MANAGES SEVERAL INSTITUTIONAL MUTUAL FUNDS AND SEPARATE ACCOUNT PORTFOLIOS AND HAS RESEARCH RESPONSIBILITY FOR THE GLOBAL AUTOMOBILE INDUSTRY.

PRIOR TO JOINING TEMPLETON IN 1981, MR. MOTYL WORKED FROM 1974 TO 1979 AS A SECURITY ANALYST WITH STANDARD & POOR'S CORPORATION. HE THEN WORKED AS A RESEARCH ANALYST AND PORTFOLIO MANAGER FROM 1979 TO 1981 WITH LANDMARK FIRST NATIONAL BANK. IN THIS CAPACITY, HE HAD RESPONSIBILITY FOR EQUITY RESEARCH AND MANAGED SEVERAL PENSION AND PROFIT SHARING PLANS.

MR. MOTYL HOLDS A B.S. IN FINANCE FROM LEHIGH UNIVERSITY IN PENNSYLVANIA AND AN M.B.A. FROM PACE UNIVERSITY IN NEW YORK. HE IS ALSO A CHARTERED FINANCIAL ANALYST (CFA) CHARTERHOLDER.




--------------------------------------------------------------------------------
                          TOTAL RETURNS AS OF 12/31/02

                            ONE-      THREE-     FIVE-      TEN-      CUMULATIVE
                            YEAR       YEAR      YEAR       YEAR         SINCE
                           AVERAGE    AVERAGE   AVERAGE    AVERAGE   INCEPTION 1,3
                         ANNUAL 1,2 ANNUAL 1,2 ANNUAL 1,2 ANNUAL 1,2  (10/18/90)
TIFI Foreign
Equity Series -
Primary Shares            -14.80%    -11.00%     -0.22%     7.36%       136.71%

MSCI AC World
Free ex U.S. Index SM 4   -14.67%    -16.44%     -2.66%     4.17%        55.05%

MSCI EAFE(R) Index 5      -15.66%    -17.00%     -2.62%     4.30%        53.43%

1 Past fee waivers by the Fund's manager and administrator increased the Fund's total returns. Without these waivers, the Fund's total returns would have been lower.

2 Average annual total return represents the average annual change in value of an investment over the indicated periods.

3 Cumulative total return represents the change in value of an investment over the indicated periods.

4 Source: Morgan Stanley Capital International. The Morgan Stanley Capital
  International (MSCI) All Country (AC) World Free ex U.S. Index SM measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.

5 Source: Morgan Stanley Capital International. The Morgan Stanley Capital
  International Europe, Australasia, and Far East (EAFE(R)) Index is a capitalization-weighted (outstanding shares times price) equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets of Europe, Australasia, and the Far East.

Indices are unmanaged, do not contain cash, and do not include management or other operating expenses. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

All calculations assume reinvestment of distributions at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of the countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.

--------------------------------------------------------------------------------


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 9.

              -----------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
              -----------------------------------------------------

                                                                   CONTINUED ...

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED................................................................



                       GEOGRAPHIC DISTRIBUTION ON 12/31/02
               (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)

[GRAPHIC OMITTED]

MIDDLE EAST/AFRICA    0.7%
LATIN AMERICA         2.8%
AUSTRALIA/NEW ZEALAND 5.4%
NORTH AMERICA         6.9%
ASIA                 19.6%
EUROPE               57.2%


FUND ASSET ALLOCATION ON 12/31/02

[GRAPHIC OMITTED]

SHORT-TERM INVESTMENTS & OTHER NET ASSETS  7.4%
EQUITY*                                   92.6%

*EQUITY INCLUDES CONVERTIBLE AND PREFERRED SECURITIES.



     In January 2002, the consensus expectation was that by midyear the U.S. Federal Reserve Board (the "Fed") would have started raising short-term interest rates. However, this did not occur. In fact, in November, the Fed cut interest rates again by half a percentage point (in 2001, the Fed had lowered interest rates 11 times--to the lowest level seen in four decades). The European Central Bank followed suit and mirrored the latest cut by the Fed. In conclusion, the still unclear direction of the U.S. economy, and by extension, the global economy, remained a major uncertainty in global equity markets and this hampered stock performance during 2002.

     Other major uncertainties were continued fears of terrorism, preoccupation about a potential war in Iraq, and concerns about possible widespread corruption among corporations in the United States. Toward the end of the year, increasing tension with North Korea and turmoil in Venezuela also created uncertainty and caused tremendous volatility in the equity markets.

     In this macroeconomic environment, non-U.S. stock markets, in aggregate, and the portfolio of the Fund performed better than the overall U.S. stock market. For the twelve-month period ended December 31, 2002, the cumulative total return for the Fund's Primary shares was -14.8%. By comparison, the total return for the Morgan Stanley Capital International (MSCI) All Country (AC) World Free ex U.S. Index SM and for the S&P 500(R) Index 2 was -14.7% and -22.2%, respectively (all returns are in U.S. dollars).

     On a sector basis, the Fund's underweight to information technology (IT) benefited the Fund on relative terms, as IT was the worst performing sector in 2002. Overall, we believe many telecom and technology-related companies have corrected much of the excesses from the bubble period. Many of these companies now have a strong focus on cost cutting, shareholder returns, and cash flow generation. They also have become more prudent about their use of capital. In the software industry, stabilization in revenue is enabling cost cutting to show through and underpin earnings forecasts for many companies. However, despite a 78% decline in share prices from their peak in March

.................................................................................




     2000, we have noticed that many technology stocks--especially large-cap stocks--remain richly valued by pre-bubble standards. Recently, most technology stocks that have met our criteria for bargain selection have been from mid-cap companies in the software and business services industries. For example, Check Point Software Technologies, an Israel-based company that manufactures protection devices for computer networks, is a holding that we increased during the reported period. Despite Check Point's smaller-cap status, we believe this company is well positioned within its niche, with a solid balance sheet and a strong management team.

     Within the Fund, the financial and consumer sectors remained underweight. This also benefited the Fund's relative performance. In financials, the Fund was underweight in banks, but was slightly overweight in insurance companies. The latter, especially some European insurers that had built large equity positions in their portfolios, experienced stock market pressure during 2002. Despite this, our analysts continued to believe that the insurance industry, particularly the reinsurance business, remained one of a few areas where we have found significant pricing power. Consequently, we added to the Fund's existing holdings in insurers such as AXA and Swiss Reinsurance on price weakness. In the consumer areas, Unilever in the Netherlands and LG Electronics in South Korea were among the Fund's major contributors to portfolio performance during 2002. We took profits on both these securities on strength. Other major contributors were Eni SPA in Italy, TransCanada Pipelines, and Samsung Electronics in South Korea.

     On the negative side, the Fund's holdings in the materials and industrial sectors came under pressure, especially in the summer, when investor outlook for the global economy became extremely bearish. The fact that the Fund continued to be overweight in these two sectors compounded the effect on the Fund's performance. However, we believe that the Fund's holdings in the materials and industrial sectors should benefit if the widely expected recovery cycle materializes. For example, the Reuters CRB Index, a proxy for commodity contracts, gained 23% during 2002 [Source: Bloomberg L.P.]. Higher prices on commodities





                      INDUSTRY DIVERSIFICATION ON 12/31/02
               (EQUITY ASSETS AS A PERCENTAGE OF TOTAL NET ASSETS)



  Financials                       20.1%
  Materials                        13.6%
  Industrials                      12.0%
  Consumer Discretionary            9.9%
  Energy                            8.6%
  Telecommunication Services        8.1%
  Health Care                       7.9%
  Utilities                         5.2%
  Consumer Staples                  3.7%
  Information Technology            3.5%




                     10 LARGEST EQUITY POSITIONS ON 12/31/02
                        (PERCENTAGE OF TOTAL NET ASSETS)

  Unilever NV                       2.2%
  Eni SpA                           2.2%
  Aventis SA                        2.0%
  E.ON AG                           1.7%
  Amersham PLC                      1.6%
  BHP Billiton PLC                  1.6%
  Samsung Electronics Co. Ltd.      1.6%
  UPM-Kymmene Corp.                 1.5%
  Gehe AG                           1.4%
  Alcan Inc.                        1.4%

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED................................................................


--------------------------------------------------------------------------------
TEMPLETON FOREIGN EQUITY SERIES - PRIMARY SHARES
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 12/31/02

  [GRAPHIC OMITTED]

                   TIFI - Foreign     MSCI AC World
                  Equity Series -      Free ex US        MSCI EAFE[R]         CPI
                  Primary Shares 1     Index SM 4          Index 5           Index 6
  INCEPT             5,000,000          5,000,000         5,000,000         5,000,000
  Oct-90             4,970,000          5,277,870         4,934,900         5,010,500
  Nov-90             4,875,000          4,984,500         4,645,200         5,021,530
  Dec-90             4,860,000          5,075,510         4,722,260         5,021,530
  Jan-91             5,005,000          5,234,140         4,876,330         5,051,810
  Feb-91             5,614,720          5,796,300         5,400,500         5,059,210
  Mar-91             5,452,700          5,477,300         5,077,600         5,066,610
  Apr-91             5,503,340          5,536,810         5,128,940         5,074,010
  May-91             5,579,280          5,615,440         5,183,970         5,088,820
  Jun-91             5,295,760          5,224,870         4,804,400         5,104,290
  Jul-91             5,604,590          5,475,930         5,041,760         5,111,690
  Aug-91             5,614,720          5,381,900         4,940,600         5,126,500
  Sep-91             5,756,480          5,655,730         5,220,530         5,149,370
  Oct-91             5,736,220          5,754,620         5,295,840         5,156,780
  Nov-91             5,685,600          5,498,300         5,050,020         5,171,580
  Dec-91             5,899,360          5,783,740         5,312,370         5,175,620
  Jan-92             6,060,460          5,703,140         5,200,540         5,183,020
  Feb-92             6,154,890          5,528,010         5,015,880         5,201,860
  Mar-92             6,108,300          5,193,700         4,686,140         5,228,100
  Apr-92             6,304,440          5,210,750         4,709,500         5,235,500
  May-92             6,657,500          5,527,140         5,026,180         5,242,900
  Jun-92             6,584,640          5,260,400         4,789,500         5,261,740
  Jul-92             6,360,480          5,148,500         4,668,310         5,273,180
  Aug-92             6,181,160          5,423,070         4,962,680         5,287,980
  Sep-92             6,024,240          5,311,800         4,866,380         5,302,790
  Oct-92             5,811,300          5,078,530         4,612,700         5,321,630
  Nov-92             5,822,500          5,106,640         4,657,430         5,329,030
  Dec-92             5,820,820          5,149,270         4,682,820         5,325,660
  Jan-93             5,843,980          5,148,680         4,683,720         5,351,900
  Feb-93             5,971,400          5,306,250         4,826,680         5,370,610
  Mar-93             6,119,130          5,743,160         5,248,600         5,389,580
  Apr-93             6,316,140          6,250,450         5,748,190         5,404,390
  May-93             6,484,190          6,389,590         5,871,200         5,411,920
  Jun-93             6,362,500          6,313,120         5,780,830         5,419,390
  Jul-93             6,466,800          6,522,960         5,984,540         5,419,190
  Aug-93             6,924,580          6,873,030         6,308,840         5,434,400
  Sep-93             6,872,430          6,731,740         6,168,300         5,445,430
  Oct-93             7,278,060          6,975,220         6,359,910         5,468,380
  Nov-93             7,110,010          6,444,010         5,805,310         5,472,010
  Dec-93             7,801,440          6,946,620         6,225,720         5,471,740
  Jan-94             8,357,860          7,517,900         6,753,420         5,487,010
  Feb-94             8,129,440          7,461,050         6,736,200         5,506,060
  Mar-94             7,768,920          7,119,320         6,447,260         5,524,900
  Apr-94             7,881,600          7,360,840         6,722,290         5,532,300
  May-94             7,911,260          7,363,310         6,685,120         5,535,660
  Jun-94             7,656,240          7,415,530         6,781,230         5,554,500
  Jul-94             7,988,350          7,536,100         6,848,020         5,569,300
  Aug-94             8,261,150          7,789,680         7,011,530         5,592,250
  Sep-94             8,065,440          7,596,850         6,792,110         5,607,050
  Oct-94             8,237,430          7,801,050         7,019,990         5,611,090
  Nov-94             7,881,600          7,424,740         6,684,210         5,618,490
  Dec-94             7,819,750          7,407,370         6,727,430         5,618,490
  Jan-95             7,594,760          7,071,410         6,470,830         5,640,630
  Feb-95             7,713,340          7,032,720         6,453,910         5,663,170
  Mar-95             7,749,830          7,430,060         6,858,150         5,681,940
  Apr-95             8,090,480          7,719,900         7,117,920         5,700,710
  May-95             8,297,300          7,685,790         7,034,890         5,711,950
  Jun-95             8,345,970          7,579,470         6,913,390         5,723,190
  Jul-95             8,759,620          8,009,880         7,345,800         5,723,050
  Aug-95             8,534,540          7,731,960         7,067,140         5,738,530
  Sep-95             8,692,700          7,864,080         7,207,080         5,749,290
  Oct-95             8,504,130          7,653,970         7,015,160         5,768,200
  Nov-95             8,637,960          7,833,740         7,212,210         5,764,160
  Dec-95             8,834,280          8,143,470         7,504,780         5,760,400
  Jan-96             9,117,420          8,255,330         7,537,420         5,794,170
  Feb-96             9,262,060          8,255,660         7,564,620         5,812,950
  Mar-96             9,331,560          8,409,330         7,727,190         5,842,960
  Apr-96             9,672,730          8,664,460         7,953,750         5,865,430
  May-96             9,786,450          8,534,350         7,809,430         5,876,660
  Jun-96             9,754,860          8,577,630         7,855,150         5,880,430
  Jul-96             9,502,140          8,292,470         7,627,480         5,891,600
  Aug-96             9,780,130          8,341,110         7,646,220         5,902,840
  Sep-96             9,862,350          8,548,240         7,851,030         5,921,610
  Oct-96             9,957,240          8,462,610         7,772,860         5,940,380
  Nov-96            10,469,700          8,789,080         8,084,160         5,951,620
  Dec-96            10,741,000          8,687,300         7,982,000         5,951,620
  Jan-97            10,938,200          8,527,710         7,704,550         5,970,330
  Feb-97            11,089,200          8,684,090         7,832,400         5,988,220
  Mar-97            11,201,100          8,665,890         7,862,620         6,003,160
  Apr-97            11,148,500          8,738,970         7,906,440         6,010,360
  May-97            11,609,200          9,278,760         8,422,660         6,006,730
  Jun-97            12,122,500          9,790,720         8,889,310         6,013,930
  Jul-97            12,563,400          9,988,960         9,034,680         6,021,130
  Aug-97            11,852,600          9,203,170         8,361,910         6,032,570
  Sep-97            12,806,900          9,700,730         8,832,190         6,047,640
  Oct-97            11,859,200          8,874,820         8,155,280         6,062,780
  Nov-97            11,780,300          8,763,920         8,073,880         6,059,140
  Dec-97            11,968,600          8,864,780         8,146,420         6,051,880
  Jan-98            12,113,400          9,129,960         8,520,890         6,062,780
  Feb-98            12,885,600          9,739,160         9,069,440         6,074,890
  Mar-98            13,832,900         10,075,700         9,350,790         6,087,070
  Apr-98            14,012,800         10,147,800         9,426,980         6,098,040
  May-98            13,860,600          9,963,800         9,383,430         6,109,000
  Jun-98            13,729,100          9,926,340         9,456,270         6,116,340
  Jul-98            13,971,300         10,020,700         9,554,530         6,123,670
  Aug-98            11,722,300          8,607,540         8,372,790         6,131,000
  Sep-98            11,549,300          8,425,720         8,118,340         6,138,340
  Oct-98            12,442,000          9,308,300         8,967,020         6,153,080
  Nov-98            13,113,200          9,808,520         9,428,500         6,153,080
  Dec-98            13,184,700         10,146,400         9,802,660         6,149,370
  Jan-99            13,043,600         10,135,600         9,776,060         6,164,380
  Feb-99            12,746,700          9,908,650         9,545,160         6,170,570
  Mar-99            13,435,400         10,387,000         9,945,960         6,189,280
  Apr-99            14,537,000         10,906,600        10,351,300        6,234,290
  May-99            14,001,100         10,394,300         9,820,490         6,234,290
  Jun-99            14,663,600         10,871,900        10,205,500        6,234,290
  Jul-99            14,745,500         11,126,900        10,511,400        6,250,570
  Aug-99            14,671,000         11,165,500        10,551,900        6,269,340
  Sep-99            14,373,300         11,241,000        10,660,700        6,296,860
  Oct-99            14,604,000         11,659,600        11,062,400        6,309,380
  Nov-99            15,333,500         12,125,800        11,448,900        6,311,940
  Dec-99            16,789,000         13,282,300        12,478,600        6,311,940
  Jan-00            15,751,800         12,561,500        11,688,000        6,329,500
  Feb-00            16,188,500         12,900,900        12,004,700        6,365,760
  Mar-00            16,514,800         13,386,400        12,472,600        6,417,100
  Apr-00            15,808,400         12,639,300        11,818,300        6,422,080
  May-00            15,753,400         12,316,000        11,532,000        6,427,060
  Jun-00            16,561,900         12,840,200        11,985,700        6,462,120
  Jul-00            16,334,300         12,333,300        11,485,500        6,475,910
  Aug-00            16,577,600         12,485,900        11,587,600        6,475,910
  Sep-00            15,800,500         11,793,300        11,025,800        6,509,690
  Oct-00            15,149,000         11,418,500        10,767,400        6,520,860
  Nov-00            15,047,000         10,906,200        10,366,000        6,524,630
  Dec-00            15,805,900         11,278,600        10,736,800        6,519,580
  1-Jan             16,057,700         11,447,800        10,731,800        6,562,100
  1-Feb             15,526,200         10,541,500         9,928,070        6,589,620
  1-Mar             14,351,600          9,796,360         9,270,720        6,605,910
  1-Apr             15,163,600         10,462,600         9,920,940        6,629,660
  1-May             15,069,200         10,173,700         9,578,670        6,658,460
  1-Jun             14,729,300          9,783,520         9,190,520        6,672,250
  1-Jul             14,370,500          9,565,850         9,024,030        6,651,060
  1-Aug             14,210,000          9,328,280         8,797,310        6,653,610
  1-Sep             12,463,300          8,338,640         7,908,240        6,681,130
  1-Oct             12,869,300          8,572,280         8,110,460        6,658,590
  1-Nov             13,634,100          8,964,350         8,409,960        6,647,360
  1-Dec             13,891,600          9,079,830         8,460,090        6,621,110
  2-Jan             13,498,000          8,690,960         8,011,200        6,638,680
  2-Feb             13,718,800          8,753,540         8,067,780        6,664,980
  2-Mar             14,385,600          9,229,060         8,508,250        6,700,040
  2-Apr             14,404,800          9,289,020         8,569,860        6,738,860
  2-May             14,664,500          9,390,200         8,686,120        6,737,590
  2-Jun             14,058,700          8,984,740         8,343,590        6,742,560
  2-Jul             12,549,000          8,109,130         7,520,550        6,750,030
  2-Aug             12,577,800          8,109,640         7,505,260        6,771,300
  2-Sep             11,029,600          7,250,250         6,701,070        6,782,530
  2-Oct             11,635,400          7,639,210         7,061,720        6,796,330
  2-Nov             12,423,900          8,006,570         7,383,180        6,795,120
  2-Dec             11,835,600          7,747,912         7,135,479        6,780,110


Periods ended December 31, 2002

                                               Since
                One-   Three-  Five-   Ten-   Inception
                Year    Year   Year    Year  (10/18/90)
Average
Annual
Total
Return 1,2    -14.80% -11.00% -0.22%   7.36%    7.32%

Cumulative
Total
Return 1,3    -14.80% -29.50% -1.11% 103.33%  136.71%

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S
  TOTAL RETURNS. WITHOUT THESE WAIVERS, THE PRIMARY SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF
  AN INVESTMENT OVER THE INDICATED PERIODS.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER
  THE INDICATED PERIODS.

4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MORGAN STANLEY CAPITAL
  INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD FREE EX U.S. INDEX SM MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MSCI EUROPE, AUSTRALASIA,
  AND FAR EAST (EAFE(R)) INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA AND THE FAR EAST.

6 SOURCE: U.S. BUREAU OF LABOR STATISTICS.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.
--------------------------------------------------------------------------------


such as gold, base metals, papers, and the like should benefit the profitability of many industrial and materials holdings within the portfolio. In line with our long-term perspective, we use periods of price weakness in any sector as an opportunity to buy stocks that we consider attractive on valuation merits. Last year's additions included new positions in two industrial companies that are based in the United Kingdom. The first is Smiths Group, whose aerospace division produces civilian and defense avionics and navigation systems. The second is Brambles Industries, a global leader in the pallet pooling business that is probably better known in the United States through its operation of the Meineke Discount Muffler chain. Both of these companies are restructuring and we are confident that management is taking the right steps to ultimately improve profit margins. In the meantime, both companies have been paying strong dividends and are in cyclical businesses, which could benefit from increased demand during a recovery cycle.

     The heath care sector hurt the Fund's performance on a relative and absolute basis. The formerly well-regarded pharmaceutical industry had been widely labeled as a relative "safe haven" during prior bear markets; however, this was far from being true during most of 2002. Accounting issues, criminal investigations, federal, state, and corporate refocus on health care costs--in addition to a well-anticipated bevy of patent expirations through 2003--kept many investors negative on pharmaceutical stocks. Within the Fund's portfolio, Elan Corp., a specialty pharmaceutical company in Ireland, was a major detractor from portfolio performance. In addition to worries over an SEC investigation regarding the company's historical accounting practices, the disclosure of unanticipated impairment charges to assets and investments raised further concerns about Elan Corp. We ultimately disposed of this holding. However, we used this period of weakness in the industry as another opportunity to add stocks that we believe could benefit the portfolio over the longer term. For example, we initiated a position in Shire Pharmaceuticals Group in the United Kingdom and added to a small position in Ono Pharmaceutical Company in Japan. Besides Elan Corp, other major detractors from the Fund's performance included Alcatel in France, Philips Electronics in the Netherlands, and Cable & Wireless in the United Kingdom.

.................................................................................




     On a geographical basis, stock markets declined across all major areas during 2002, with the worst investment returns occurring in Latin America, followed by Europe and Asia. However, the exact opposite occurred during the fourth quarter. This short-term shifting among winners and losers is part of the reason why Templeton does not react to short-term moves in stock prices. This applies to both countries and industries. For example, we recognize that oil prices could remain volatile over the near term. As of this writing, they have already spiked ten percent above the level that existed toward the end of last year. Our opinion on this is that short-term supply/demand equilibrium is difficult to predict, even more so when strong destabilizing forces such as a potential war or a strike in an important supplier such as Venezuela are factored into the equation, or when inventories are at historically low levels, as they are now. Our investment decisions are based on our estimation of longer-term normalized prices, which currently remain at $18-$20 per barrel. Our expectation is that uncertainty in the oil markets will dissipate sooner rather than later, and we are comfortable maintaining our energy weighting at around 8% at this time.

     Going forward, our strategy will remain unchanged. We search for securities that are selling at what we believe are a substantial discount to our determination of their fair market value based on earnings and cash flow potential. Our analysts employ fundamental valuation techniques and long-term earnings and cash flow forecasts to identify the most attractive stocks globally.

     Near term, we believe stock-price volatility could remain high until a clear resolution to the economic and geopolitical overhangs becomes more apparent. We believe that for the disciplined, long-term investor, such as Templeton, heightened stock price volatility underscores the importance of well-executed bottom-up analysis, as this volatility can provide opportunities both to buy and to sell stocks. We also believe that stock markets, in general, currently have the support of low inflation, low interest rates, reasonable valuations and moderate economic growth. If investors remain as optimistic as they



--------------------------------------------------------------------------------
TEMPLETON FOREIGN EQUITY SERIES - SERVICE SHARES*
TOTAL RETURN INDEX COMPARISON
$5,000,000 INVESTMENT: 10/18/90 - 12/31/02

  [GRAPHIC OMITTED]

             TIFI - Foreign       MSCI AC World
            Equity Series -        Free ex US       MSCI EAFE[R]         CPI
            Service Shares 1       Index SM 4         Index 5           Index 6
  INCEPT        5,000,000          5,000,000         5,000,000         5,000,000
  Oct-90        4,970,000          5,277,870         4,934,900         5,010,500
  Nov-90        4,875,000          4,984,500         4,645,200         5,021,530
  Dec-90        4,860,000          5,075,510         4,722,260         5,021,530
  Jan-91        5,005,000          5,234,140         4,876,330         5,051,810
  Feb-91        5,614,720          5,796,300         5,400,500         5,059,210
  Mar-91        5,452,700          5,477,300         5,077,600         5,066,610
  Apr-91        5,503,340          5,536,810         5,128,940         5,074,010
  May-91        5,579,280          5,615,440         5,183,970         5,088,820
  Jun-91        5,295,760          5,224,870         4,804,400         5,104,290
  Jul-91        5,604,590          5,475,930         5,041,760         5,111,690
  Aug-91        5,614,720          5,381,900         4,940,600         5,126,500
  Sep-91        5,756,480          5,655,730         5,220,530         5,149,370
  Oct-91        5,736,220          5,754,620         5,295,840         5,156,780
  Nov-91        5,685,600          5,498,300         5,050,020         5,171,580
  Dec-91        5,899,360          5,783,740         5,312,370         5,175,620
  Jan-92        6,060,460          5,703,140         5,200,540         5,183,020
  Feb-92        6,154,890          5,528,010         5,015,880         5,201,860
  Mar-92        6,108,300          5,193,700         4,686,140         5,228,100
  Apr-92        6,304,440          5,210,750         4,709,500         5,235,500
  May-92        6,657,500          5,527,140         5,026,180         5,242,900
  Jun-92        6,584,640          5,260,400         4,789,500         5,261,740
  Jul-92        6,360,480          5,148,500         4,668,310         5,273,180
  Aug-92        6,181,160          5,423,070         4,962,680         5,287,980
  Sep-92        6,024,240          5,311,800         4,866,380         5,302,790
  Oct-92        5,811,300          5,078,530         4,612,700         5,321,630
  Nov-92        5,822,500          5,106,640         4,657,430         5,329,030
  Dec-92        5,820,820          5,149,270         4,682,820         5,325,660
  Jan-93        5,843,980          5,148,680         4,683,720         5,351,900
  Feb-93        5,971,400          5,306,250         4,826,680         5,370,610
  Mar-93        6,119,130          5,743,160         5,248,600         5,389,580
  Apr-93        6,316,140          6,250,450         5,748,190         5,404,390
  May-93        6,484,190          6,389,590         5,871,200         5,411,920
  Jun-93        6,362,500          6,313,120         5,780,830         5,419,390
  Jul-93        6,466,800          6,522,960         5,984,540         5,419,190
  Aug-93        6,924,580          6,873,030         6,308,840         5,434,400
  Sep-93        6,872,430          6,731,740         6,168,300         5,445,430
  Oct-93        7,278,060          6,975,220         6,359,910         5,468,380
  Nov-93        7,110,010          6,444,010         5,805,310         5,472,010
  Dec-93        7,801,440          6,946,620         6,225,720         5,471,740
  Jan-94        8,357,860          7,517,900         6,753,420         5,487,010
  Feb-94        8,129,440          7,461,050         6,736,200         5,506,060
  Mar-94        7,768,920          7,119,320         6,447,260         5,524,900
  Apr-94        7,881,600          7,360,840         6,722,290         5,532,300
  May-94        7,911,260          7,363,310         6,685,120         5,535,660
  Jun-94        7,656,240          7,415,530         6,781,230         5,554,500
  Jul-94        7,988,350          7,536,100         6,848,020         5,569,300
  Aug-94        8,261,150          7,789,680         7,011,530         5,592,250
  Sep-94        8,065,440          7,596,850         6,792,110         5,607,050
  Oct-94        8,237,430          7,801,050         7,019,990         5,611,090
  Nov-94        7,881,600          7,424,740         6,684,210         5,618,490
  Dec-94        7,819,750          7,407,370         6,727,430         5,618,490
  Jan-95        7,594,760          7,071,410         6,470,830         5,640,630
  Feb-95        7,713,340          7,032,720         6,453,910         5,663,170
  Mar-95        7,749,830          7,430,060         6,858,150         5,681,940
  Apr-95        8,090,480          7,719,900         7,117,920         5,700,710
  May-95        8,297,300          7,685,790         7,034,890         5,711,950
  Jun-95        8,345,970          7,579,470         6,913,390         5,723,190
  Jul-95        8,759,620          8,009,880         7,345,800         5,723,050
  Aug-95        8,534,540          7,731,960         7,067,140         5,738,530
  Sep-95        8,692,700          7,864,080         7,207,080         5,749,290
  Oct-95        8,504,130          7,653,970         7,015,160         5,768,200
  Nov-95        8,637,960          7,833,740         7,212,210         5,764,160
  Dec-95        8,834,280          8,143,470         7,504,780         5,760,400
  Jan-96        9,117,420          8,255,330         7,537,420         5,794,170
  Feb-96        9,262,060          8,255,660         7,564,620         5,812,950
  Mar-96        9,331,560          8,409,330         7,727,190         5,842,960
  Apr-96        9,672,730          8,664,460         7,953,750         5,865,430
  May-96        9,786,450          8,534,350         7,809,430         5,876,660
  Jun-96        9,754,860          8,577,630         7,855,150         5,880,430
  Jul-96        9,502,140          8,292,470         7,627,480         5,891,600
  Aug-96        9,780,130          8,341,110         7,646,220         5,902,840
  Sep-96        9,862,350          8,548,240         7,851,030         5,921,610
  Oct-96        9,957,240          8,462,610         7,772,860         5,940,380
  Nov-96       10,469,700          8,789,080         8,084,160         5,951,620
  Dec-96       10,741,000          8,687,300         7,982,000         5,951,620
  Jan-97       10,938,200          8,527,710         7,704,550         5,970,330
  Feb-97       11,089,200          8,684,090         7,832,400         5,988,220
  Mar-97       11,201,100          8,665,890         7,862,620         6,003,160
  Apr-97       11,148,500          8,738,970         7,906,440         6,010,360
  May-97       11,609,200          9,278,760         8,422,660         6,006,730
  Jun-97       12,122,500          9,790,720         8,889,310         6,013,930
  Jul-97       12,563,400          9,988,960         9,034,680         6,021,130
  Aug-97       11,852,600          9,203,170         8,361,910         6,032,570
  Sep-97       12,806,900          9,700,730         8,832,190         6,047,640
  Oct-97       11,859,200          8,874,820         8,155,280         6,062,780
  Nov-97       11,780,300          8,763,920         8,073,880         6,059,140
  Dec-97       11,968,600          8,864,780         8,146,420         6,051,880
  Jan-98       12,113,400          9,129,960         8,520,890         6,062,780
  Feb-98       12,885,600          9,739,160         9,069,440         6,074,890
  Mar-98       13,832,900          10,075,700        9,350,790         6,087,070
  Apr-98       14,012,800          10,147,800        9,426,980         6,098,040
  May-98       13,860,600          9,963,800         9,383,430         6,109,000
  Jun-98       13,729,100          9,926,340         9,456,270         6,116,340
  Jul-98       13,971,300          10,020,700        9,554,530         6,123,670
  Aug-98       11,722,300          8,607,540         8,372,790         6,131,000
  Sep-98       11,549,300          8,425,720         8,118,340         6,138,340
  Oct-98       12,442,000          9,308,300         8,967,020         6,153,080
  Nov-98       13,113,200          9,808,520         9,428,500         6,153,080
  Dec-98       13,184,700         10,146,400         9,802,660         6,149,370
  Jan-99       13,043,600         10,135,600         9,776,060         6,164,380
  Feb-99       12,746,700          9,908,650         9,545,160         6,170,570
  Mar-99       13,435,400         10,387,000         9,945,960         6,189,280
  Apr-99       14,537,000         10,906,600        10,351,300         6,234,290
  May-99       14,001,100         10,394,300         9,820,490         6,234,290
  Jun-99       14,663,600         10,871,900        10,205,500         6,234,290
  Jul-99       14,745,500         11,126,900        10,511,400         6,250,570
  Aug-99       14,671,000         11,165,500        10,551,900         6,269,340
  Sep-99       14,373,300         11,241,000        10,660,700         6,296,860
  Oct-99       14,604,000         11,659,600        11,062,400         6,309,380
  Nov-99       15,333,500         12,125,800        11,448,900         6,311,940
  Dec-99       16,789,000         13,282,300        12,478,600         6,311,940
  Jan-00       15,751,800         12,561,500        11,688,000         6,329,500
  Feb-00       16,188,500         12,900,900        12,004,700         6,365,760
  Mar-00       16,514,800         13,386,400        12,472,600         6,417,100
  Apr-00       15,808,400         12,639,300        11,818,300         6,422,080
  May-00       15,753,400         12,316,000        11,532,000         6,427,060
  Jun-00       16,561,900         12,840,200        11,985,700         6,462,120
  Jul-00       16,334,300         12,333,300        11,485,500         6,475,910
  Aug-00       16,577,600         12,485,900        11,587,600         6,475,910
  Sep-00       15,800,500         11,793,300        11,025,800         6,509,690
  Oct-00       15,149,000         11,418,500        10,767,400         6,520,860
  Nov-00       15,047,000         10,906,200        10,366,000         6,524,630
  Dec-00       15,805,900         11,278,600        10,736,800         6,519,580
  1-Jan        16,057,700         11,447,800        10,731,800         6,562,100
  1-Feb        15,526,200         10,541,500         9,928,070         6,589,620
  1-Mar        14,351,600          9,796,360         9,270,720         6,605,910
  1-Apr        15,163,600         10,462,600         9,920,940         6,629,660
  1-May        15,069,200         10,173,700         9,578,670         6,658,460
  1-Jun        14,729,300          9,783,520         9,190,520         6,672,250
  1-Jul        14,370,500          9,565,850         9,024,030         6,651,060
  1-Aug        14,210,000          9,328,280         8,797,310         6,653,610
  1-Sep        12,463,300          8,338,640         7,908,240         6,681,130
  1-Oct        12,869,300          8,572,280         8,110,460         6,658,590
  1-Nov        13,634,100          8,964,350         8,409,960         6,647,360
  1-Dec        13,891,600          9,079,830         8,460,090         6,621,110
  2-Jan        13,498,000          8,690,960         8,011,200         6,638,680
  2-Feb        13,718,800          8,753,540         8,067,780         6,664,980
  2-Mar        14,385,600          9,229,060         8,508,250         6,700,040
  2-Apr        14,404,800          9,289,020         8,569,860         6,738,860
  2-May        14,664,500          9,390,200         8,686,120         6,737,590
  2-Jun        14,058,700          8,984,740         8,343,590         6,742,560
  2-Jul        12,549,000          8,109,130         7,520,550         6,750,030
  2-Aug        12,577,800          8,109,640         7,505,260         6,771,300
  2-Sep        11,029,600          7,250,250         6,701,070         6,782,530
  2-Oct        11,635,400          7,639,210         7,061,720         6,796,330
  2-Nov        12,423,900          8,006,570         7,383,180         6,795,120
  2-Dec        11,835,600          7,747,912         7,135,479         6,780,110

Periods ended December 31, 2002

                                                Since
                One-   Three-   Five-   Ten-  Inception
                Year    Year    Year    Year  (10/18/90)
Average
Annual
Total
Return 1,2    -14.80%  -11.00%  -0.22%   7.36%    7.32%

Cumulative
Total
Return 1,3    -14.80%  -29.50%  -1.11% 103.33%  136.71%

1 PAST FEE WAIVERS BY THE FUND'S MANAGER AND ADMINISTRATOR INCREASED THE FUND'S
  TOTAL RETURNS. WITHOUT THESE WAIVERS, THE SERVICE SHARES TOTAL RETURNS WOULD HAVE BEEN LOWER.

2 AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF
  AN INVESTMENT OVER THE INDICATED PERIODS.

3 CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER
  THE INDICATED PERIODS.

4 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MORGAN STANLEY CAPITAL
  INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD FREE EX U.S. INDEX SM MEASURES THE PERFORMANCE OF SECURITIES LOCATED IN 48 COUNTRIES, INCLUDING EMERGING MARKETS IN LATIN AMERICA, ASIA, AND EASTERN EUROPE. IT INCLUDES REINVESTED DIVIDENDS.

5 SOURCE: MORGAN STANLEY CAPITAL INTERNATIONAL. THE MSCI EUROPE, AUSTRALASIA,
  AND FAR EAST (EAFE(R)) INDEX IS A CAPITALIZATION-WEIGHTED (OUTSTANDING SHARES TIMES PRICE) EQUITY INDEX THAT MEASURES THE TOTAL RETURNS (GROSS DIVIDENDS ARE REINVESTED) OF EQUITY SECURITIES IN THE DEVELOPED MARKETS OF EUROPE, AUSTRALASIA AND THE FAR EAST.

6 SOURCE: U.S. BUREAU OF LABOR STATISTICS.

INDICES ARE UNMANAGED, DO NOT CONTAIN CASH, AND DO NOT INCLUDE MANAGEMENT OR OTHER OPERATING EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

ALL CALCULATIONS ASSUME REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCY VOLATILITY AND THE ECONOMIC, SOCIAL, AND POLITICAL CLIMATES OF THE COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES.
--------------------------------------------------------------------------------

TEMPLETON INSTITUTIONAL FUNDS, INC. FOREIGN EQUITY SERIES
LETTER CONTINUED................................................................



appeared to be at the beginning of 2003, this year could mark a turning point for performance in global equity markets.

     Of course, it should be remembered that investing in foreign securities involves special risks related to market and currency volatility, and economic, social, political, and other factors in the countries where the Fund invests. Emerging market securities involve heightened risks related to the same factors, in addition to those associated with these markets' relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, the consequences of severe market corrections. While short-term volatility can be disconcerting, declines in excess of 50 percent are not unusual in emerging markets. For example, the Mexican Bolsa Index has increased 15.22% in U.S. dollar terms since June 1992, but has suffered numerous declines of more than 15 percent during that time. 1 These special risks and other considerations are discussed in the Fund's prospectus. The Fund's definition of "emerging markets" as used by the Fund's manager may differ from the definition of the same term used in managing other Franklin Templeton funds.

     From everyone at the Templeton organization, we would like to thank you for your support over the past year.

                        Best regards,

                        /S/ SIGNATURE
                        Gary P. Motyl, CFA
                        PRESIDENT
                        TEMPLETON INVESTMENT COUNSEL, LLC
                        CHIEF INVESTMENT OFFICER, TEMPLETON INSTITUTIONAL GLOBAL EQUITIES

1. Source: Morgan Stanley Capital International. The Morgan Stanley Capital International (MSCI) All Country (AC) World Free ex U.S. Index SM measures the performance of securities located in 48 countries, including emerging markets in Latin America, Asia, and Eastern Europe. It includes reinvested dividends.

2. The rating reflects Standard & Poor's(R) assessment of the overall credit quality of the fund's portfolio investments, based primarily on the fund's stated investment goal and policies. It considers, for example, the fund's management. The rating does not guarantee the yield or the market price of the fund's shares nor approval by Standard & Poor's(R), and is subject to change.

FOR THE MOST CURRENT PORTFOLIO INFORMATION, CALL 1-800-362-6243.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights

                                                                           PRIMARY SHARES
                                                     ------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------
                                                           2002        2001        2000        1999        1998
                                                     ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE +
(for a share outstanding throughout the year)
Net asset value, beginning of year ................      $14.47      $16.95      $21.53      $17.76      $17.36
                                                     ------------------------------------------------------------
Income from investment operations:
 Net investment income ............................         .23         .25         .35         .37         .42
 Net realized and unrealized gains (losses) .......       (2.37)      (2.28)      (1.66)       4.42        1.29
                                                     ------------------------------------------------------------
Total from investment operations ..................       (2.14)      (2.03)      (1.31)       4.79        1.71
                                                     ------------------------------------------------------------
Less distributions from:
 Net investment income ............................        (.20)       (.28)       (.33)       (.38)       (.40)
 Net realized gains ...............................          --        (.17)      (2.94)       (.64)       (.91)
                                                     ------------------------------------------------------------
Total distributions ...............................        (.20)       (.45)      (3.27)      (1.02)      (1.31)
                                                     ------------------------------------------------------------
Net asset value, end of year ......................      $12.13      $14.47      $16.95      $21.53      $17.76
                                                     ------------------------------------------------------------
Total return* .....................................      (14.80)%    (12.11)%     (5.86)%     27.34%      10.16%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...................  $3,164,910  $3,551,516  $4,344,727  $5,247,862  $4,551,663
Ratios to average net assets:
 Expenses .........................................         .83%        .84%        .83%        .84%        .83%
 Net investment income ............................        1.68%       1.62%       1.71%       1.88%       2.33%
Portfolio turnover rate ...........................       16.26%      15.38%      27.41%      10.56%      15.40%



* Total return is not annualized for periods less than one year.
+ Based on average weighted shares outstanding effective year ended December 31, 1999.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Highlights (CONTINUED)

                                                                      SERVICE SHARES
                                                       --------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------
                                                           2002        2001      2000    1999 +
                                                       --------------------------------------------
PER SHARE OPERATING PERFORMANCE ++
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................   $14.47      $16.95    $21.53  $19.53
                                                       --------------------------------------------
Income from investment operations:
 Net investment income ...............................      .23         .25       .35     .25
 Net realized and unrealized gains (losses) ..........    (2.37)      (2.28)    (1.66)   2.73
                                                       --------------------------------------------
Total from investment operations .....................    (2.14)      (2.03)    (1.31)   2.98
                                                       --------------------------------------------
Less distributions from:
 Net investment income ...............................     (.20)       (.28)     (.33)   (.37)
 Net realized gains ..................................       --        (.17)    (2.94)   (.61)
                                                       --------------------------------------------
Total distributions ..................................     (.20)       (.45)    (3.27)   (.98)
                                                       --------------------------------------------
Net asset value, end of year .........................   $12.13      $14.47    $16.95  $21.53
                                                       --------------------------------------------
Total return* ........................................   (14.80)%    (12.11)%   (5.86)% 15.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ......................      $12         $15       $17     $22
Ratios to average net assets:
 Expenses ............................................      .83%        .84%      .83%    .84%**
 Net investment income ...............................     1.68%       1.62%     1.70%   1.91%**
Portfolio turnover rate ..............................    16.26%      15.38%    27.41%  10.56%

*Total return is not annualized for periods less than one year.
**Annualized.
+For the period May 3, 1999 (effective date) to December 31, 1999. ++Based on average weighted shares outstanding.


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002



                                                                                      COUNTRY       SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 91.7%
     AEROSPACE & DEFENSE 1.0%
     BAE Systems PLC ...........................................................   United Kingdom  5,076,273  $  10,133,586
     Rolls-Royce PLC ...........................................................   United Kingdom 12,342,074     21,260,254
                                                                                                              -------------
                                                                                                                 31,393,840
                                                                                                              -------------
     AIR FREIGHT & COURIERS 1.1%
     Deutsche Post AG ..........................................................       Germany     3,236,050     33,992,907
                                                                                                              -------------
     AIRLINES .6%
    *British Airways PLC .......................................................   United Kingdom  8,317,200     18,076,212
                                                                                                              -------------
     AUTO COMPONENTS 1.8%
     Autoliv Inc. ..............................................................       Sweden        750,000     15,697,500
     Autoliv Inc., SDR .........................................................       Sweden          9,100        186,422
     Michelin SA, B ............................................................       France      1,232,040     42,484,584
                                                                                                              -------------
                                                                                                                 58,368,506
                                                                                                              -------------
     AUTOMOBILES 1.1%
     Volkswagen AG .............................................................       Germany       930,000     33,669,839
                                                                                                              -------------
     BANKS 8.6%
     Australia & New Zealand Banking Group Ltd. ................................      Australia    3,384,161     33,062,590
    *Banca Nazionale del Lavoro SpA ............................................        Italy     11,000,000     12,178,229
     Bayerische Hypo-Und Vereinsbank AG (Austrian listed) ......................       Germany         3,400         53,876
     Bayerische Hypo-Und Vereinsbank AG (Frankfurt exchange) ...................       Germany       777,000     12,067,623
     DBS Group Holdings Ltd. ...................................................      Singapore    5,161,185     32,731,643
     Foreningssparbanken AB, A .................................................       Sweden      1,569,680     18,555,202
     HSBC Holdings PLC .........................................................      Hong Kong    2,988,171     32,666,087
    *Kookmin Bank ..............................................................     South Korea     900,573     31,890,785
     Kookmin Bank, ADR .........................................................     South Korea     213,263      7,538,847
     Nordea AB .................................................................       Sweden         43,193        194,048
     Nordea AB, FDR ............................................................       Sweden      9,346,158     41,879,356
     San Paolo-IMI SpA .........................................................        Italy      3,250,000     21,145,310
     Standard Chartered PLC ....................................................   United Kingdom  2,493,430     28,339,906
                                                                                                              -------------
                                                                                                                272,303,502
                                                                                                              -------------
     BIOTECHNOLOGY .1%
    *CellTech Group PLC ........................................................   United Kingdom    591,318      3,284,254
                                                                                                              -------------
     CHEMICALS 3.0%
     BASF AG ...................................................................       Germany       807,090     30,405,728
     Bayer AG, Br. .............................................................       Germany     1,349,230     28,317,505
     Clariant AG ...............................................................     Switzerland   1,115,000     17,821,292
     Imperial Chemical Industries PLC ..........................................   United Kingdom  4,724,181     17,492,460
                                                                                                              -------------
                                                                                                                 94,036,985
                                                                                                              -------------
     COMMERCIAL SERVICES & SUPPLIES .7%
     Brambles Industries PLC ...................................................   United Kingdom  4,550,000     11,134,007
     Chubb PLC .................................................................   United Kingdom  6,952,000      9,820,948
                                                                                                              -------------
                                                                                                                 20,954,955
                                                                                                              -------------
     COMMUNICATIONS EQUIPMENT .2%
     Alcatel SA ................................................................       France      1,743,435      7,647,527
                                                                                                              -------------
     COMPUTERS & PERIPHERALS .4%
     NEC Corp. .................................................................        Japan      3,555,000     13,300,919
                                                                                                              -------------
     CONSTRUCTION & ENGINEERING .2%
     Imtech NV .................................................................     Netherlands     566,776      7,476,283
                                                                                                              -------------
     CONSTRUCTION MATERIALS .9%
     Hanson PLC ................................................................   United Kingdom  6,125,975     27,219,542
                                                                                                              -------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)



                                                                                       COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DIVERSIFIED FINANCIALS 4.8%
     Ayala Corp. ...............................................................     Philippines  78,856,000   $  6,351,612
     Housing Development Finance Corp. Ltd. ....................................        India      4,800,000     35,887,383
     ICICI Bank Ltd. ...........................................................        India      6,433,958     18,859,078
     ICICI Bank Ltd., ADR ......................................................        India      2,095,625     13,621,562
     ING Groep NV ..............................................................     Netherlands   2,338,840     39,613,484
     Nomura Holdings Inc. ......................................................        Japan      1,728,000     19,424,893
     Swire Pacific Ltd., A .....................................................      Hong Kong    4,993,000     19,079,857
     Swire Pacific Ltd., B .....................................................      Hong Kong      154,500         98,564
                                                                                                              -------------
                                                                                                                152,936,433
                                                                                                              -------------
     DIVERSIFIED TELECOMMUNICATION SERVICES 7.6%
     BCE Inc. ..................................................................       Canada      2,266,600     40,890,049
     Cable & Wireless PLC ......................................................   United Kingdom 13,770,000      9,920,270
     Cia de Telecomunicaciones de Chile SA, ADR ................................        Chile      3,415,550     32,755,125
     KT Corp., ADR .............................................................     South Korea     825,000     17,778,750
     Nippon Telegraph & Telephone Corp. ........................................        Japan          9,285     33,722,381
    *Philippine Long Distance Telephone Co., ADR ...............................     Philippines   1,319,905      6,639,122
     Telecom Corp. of New Zealand Ltd. .........................................     New Zealand   6,311,000     14,953,412
    *Telefonica SA .............................................................        Spain      4,700,543     42,076,157
    *Telefonica SA, ADR ........................................................        Spain            670         17,802
     Telefonos de Mexico SA de CV (Telmex), L, ADR .............................       Mexico      1,263,212     40,397,520
                                                                                                              -------------
                                                                                                                239,150,588
                                                                                                              -------------
     ELECTRIC UTILITIES 4.1%
     E.ON AG ...................................................................       Germany     1,340,800     54,029,908
     Endesa SA .................................................................        Spain      1,567,200     18,337,422
     Iberdrola SA, Br. .........................................................        Spain      3,027,029     42,406,931
    *Korea Electric Power Corp. ................................................     South Korea   1,052,160     16,189,807

                                                                                                                130,964,068

     ELECTRICAL EQUIPMENT .9%
    *Alstom SA .................................................................       France      2,711,840     13,517,509
    *Alstom SA, 144A ...........................................................       France        378,812      1,888,236
     Kidde PLC .................................................................   United Kingdom 12,291,130     13,999,573
                                                                                                              -------------
                                                                                                                 29,405,318
                                                                                                              -------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS .5%
     Hitachi Ltd. ..............................................................        Japan      4,242,000     16,264,515
                                                                                                              -------------
     ENERGY EQUIPMENT & SERVICES 1.0%
     IHC Caland NV .............................................................     Netherlands     572,795     30,234,738
                                                                                                              -------------
     FOOD & DRUG RETAILING 1.0%
     J.Sainsbury PLC ...........................................................   United Kingdom  6,725,340     30,180,445
                                                                                                              -------------
     FOOD PRODUCTS 2.7%
     Nestle SA .................................................................     Switzerland      77,100     16,337,817
     Unilever NV ...............................................................     Netherlands   1,137,790     69,908,183
                                                                                                              -------------
                                                                                                                 86,246,000
                                                                                                              -------------
     GAS UTILITIES .8%
     TransCanada PipeLines Ltd. ................................................       Canada      1,847,300     26,804,323
                                                                                                              -------------
     HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
     Amersham PLC ..............................................................   United Kingdom  5,816,520     51,635,232
                                                                                                              -------------
     HEALTH CARE PROVIDERS & SERVICES 2.0%
     Gehe AG ...................................................................       Germany     1,178,552     45,636,688
     Mayne Group Ltd. ..........................................................      Australia    9,050,000     16,613,172
                                                                                                              -------------
                                                                                                                 62,249,860
                                                                                                              -------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)



                                                                                       COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HOUSEHOLD DURABLES 4.3%
     Electrolux AB, B ..........................................................       Sweden      2,122,000  $  33,486,165
     Koninklijke Philips Electronics NV ........................................     Netherlands   2,510,731     44,000,302
    *LG Electronics Inc. .......................................................     South Korea     861,560     30,000,782
     Sony Corp. ................................................................        Japan        687,200     28,722,609
                                                                                                              -------------
                                                                                                                136,209,858
                                                                                                              -------------
     INDUSTRIAL CONGLOMERATES 1.6%
     Hutchison Whampoa Ltd. ....................................................      Hong Kong    4,903,550     30,685,111
     Smiths Group PLC ..........................................................   United Kingdom  1,692,380     18,949,229
                                                                                                              -------------
                                                                                                                 49,634,340
                                                                                                              -------------
     INSURANCE 6.1%
     Ace Ltd. ..................................................................       Bermuda     1,018,200     29,873,988
     AXA SA ....................................................................       France      2,422,126     32,509,200
     Muenchener Rueckversicherungs-Gesellschaft ................................       Germany       132,998     15,896,731
     Riunione Adriatica di Sicurta SpA .........................................        Italy      1,468,300     17,873,590
     Sompo Japan Insurance Inc. ................................................        Japan      5,700,000     33,286,425
     Swiss Reinsurance Co. .....................................................     Switzerland     401,720     26,351,344
     XL Capital Ltd., A ........................................................       Bermuda       500,400     38,655,900
                                                                                                              -------------
                                                                                                                194,447,178
                                                                                                              -------------
     MACHINERY 3.8%
    *Atlas Copco AB, A .........................................................       Sweden      1,414,570     27,598,832
     CNH Global NV .............................................................     Netherlands   3,181,200     12,088,560
     Invensys PLC ..............................................................   United Kingdom 16,791,659     14,259,772
     Komatsu Ltd. ..............................................................        Japan      8,796,000     28,685,026
     VA Technologie AG, Br. ....................................................       Austria        78,429      1,275,697
     VA Technologie AG, Br., 144A ..............................................       Austria        16,868        274,368
     Volvo AB, B ...............................................................       Sweden      2,297,225     37,437,704
                                                                                                              -------------
                                                                                                                121,619,959
                                                                                                              -------------
     MEDIA 1.8%
     United Business Media PLC .................................................   United Kingdom  3,288,617     15,353,515
     Wolters Kluwer NV .........................................................     Netherlands   1,370,000     23,865,341
     WPP Group PLC .............................................................   United Kingdom  2,186,000     16,698,709
                                                                                                              -------------
                                                                                                                 55,917,565
                                                                                                              -------------
     METALS & MINING 5.8%
     Alcan Inc. ................................................................       Canada      1,540,000     45,162,805
     Alumina Ltd. ..............................................................      Australia    8,198,378     22,620,927
     BHP Billiton PLC ..........................................................      Australia    9,575,461     51,140,756
     Pechiney SA, A ............................................................       France        695,780     24,416,152
     POSCO .....................................................................     South Korea     205,600     20,455,124
    *WMC Resources Ltd. ........................................................      Australia    8,198,378     19,481,697
                                                                                                              -------------
                                                                                                                183,277,461
                                                                                                              -------------
     MULTI-UTILITIES .2%
    *International Power PLC ...................................................   United Kingdom  4,069,416      6,272,886
                                                                                                              -------------
     MULTILINE RETAIL .6%
     Marks & Spencer Group PLC .................................................   United Kingdom  3,493,500     17,716,088
                                                                                                              -------------
     OIL & GAS 7.7%
     Eni SpA ...................................................................        Italy      4,312,910     68,568,086
     Husky Energy Inc. .........................................................       Canada      3,576,200     37,283,209
     Norsk Hydro ASA ...........................................................       Norway        711,300     31,880,286
     Repsol YPF SA .............................................................        Spain      2,616,000     34,589,739
     Shell Transport & Trading Co. PLC .........................................   United Kingdom     34,750        228,810
     Shell Transport & Trading Co. PLC, ADR ....................................   United Kingdom  1,138,080     44,294,074
     Total Fina Elf SA, B ......................................................       France        185,187     26,448,900
                                                                                                              -------------
                                                                                                                243,293,104
                                                                                                              -------------

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
STATEMENT OF INVESTMENTS, DECEMBER 31, 2002 (CONT.)


                                                                                       COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PAPER & FOREST PRODUCTS 4.8%
     Carter Holt Harvey Ltd. ...................................................     New Zealand   3,149,000 $    2,882,402
     M-real OYJ, B .............................................................       Finland     2,118,000     17,780,949
     Stora Enso OYJ, R (EUR/FIM Traded) ........................................       Finland     1,290,520     13,610,366
     Stora Enso OYJ, R (SEK Traded) ............................................       Finland     2,814,636     29,233,994
     Svenska Cellulosa AB, B ...................................................       Sweden      1,188,943     40,116,746
     UPM-Kymmene Corp. .........................................................       Finland     1,505,000     48,327,789
                                                                                                             --------------
                                                                                                                151,952,246
                                                                                                             --------------
     PHARMACEUTICALS 4.2%
     Aventis SA ................................................................       France      1,167,712     63,475,262
     Merck KGAA ................................................................       Germany     1,039,277     27,385,270
     Ono Pharmaceutical Co. Ltd. ...............................................        Japan        977,000     29,556,164
    *Shire Pharmaceuticals Group PLC ...........................................   United Kingdom  2,105,700     13,475,043
                                                                                                             --------------
                                                                                                                133,891,739
                                                                                                             --------------
     REAL ESTATE
     Cheung Kong Holdings Ltd. .................................................      Hong Kong       50,000        325,389
                                                                                                             --------------
     ROAD & RAIL 1.2%
     East Japan Railway Co. ....................................................        Japan          5,718     28,380,399
     Stagecoach Group PLC ......................................................   United Kingdom 21,050,000      9,997,022
                                                                                                             --------------
                                                                                                                 38,377,421
                                                                                                             --------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.6%
     Samsung Electronics Co. Ltd. ..............................................     South Korea     190,000     50,301,421
                                                                                                             --------------
     SOFTWARE .7%
    *Check Point Software Technologies Ltd. ....................................       Israel      1,655,710     21,474,559
                                                                                                             --------------
     WIRELESS TELECOMMUNICATION SERVICES .6%
    *China Mobile (Hong Kong) Ltd. .............................................        China      7,797,000     18,546,789
                                                                                                             --------------
     TOTAL COMMON STOCKS (COST $3,279,624,184) .................................                              2,901,054,794
                                                                                                             --------------
     PREFERRED STOCKS .9%
     AUTOMOBILES
     Volkswagen AG, pfd. .......................................................       Germany         1,900         49,248
                                                                                                             --------------
     BANKS .5%
     Banco Itau SA, pfd. .......................................................       Brazil    351,372,300     17,022,698
                                                                                                             --------------
     MEDIA .4%
     News Corp. Ltd., pfd. .....................................................      Australia    2,001,558     10,763,610
                                                                                                             --------------
     TOTAL PREFERRED STOCKS (COST $26,338,166)                                                                   27,835,556
                                                                                                             --------------


                                                                                             SHARES/PRINCIPAL
                                                                                                  AMOUNT
                                                                                             ----------------

     SHORT TERM INVESTMENTS 7.5%
    aFranklin Institutional Fiduciary Trust Money Market Portfolio .............  United States  157,612,762    157,612,762
     U.S. Treasury Bills, 1.158% to 1.626%, with maturities to 3/27/03 .........  United States $ 81,460,000     81,395,833
                                                                                                             --------------
     TOTAL SHORT TERM INVESTMENTS (COST $238,999,334) ..........................                                239,008,595
                                                                                                             --------------
     TOTAL INVESTMENTS (COST $3,544,961,684) 100.1% ............................                              3,167,898,945
     OTHER ASSETS, LESS LIABILITIES (.1)% ......................................                                 (2,976,592)
                                                                                                             --------------
     TOTAL NET ASSETS 100.0% ...................................................                             $3,164,922,353
                                                                                                             --------------

     CURRENCY ABBREVIATIONS:
     EUR-- European Unit
     FIM-- Finnish Markka
     SEK-- Swedish Krona

     *Non-income producing.
     aSee note 6 regarding investment in the "Sweep Money Fund."


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002


Assets:
 Investments in securities:
  Cost .........................................................................................   $3,544,961,684
                                                                                                   --------------
  Value ........................................................................................    3,167,898,945
 Cash ..........................................................................................          562,573
 Foreign cash, at value (cost $673,145) ........................................................          684,293
 Receivables:
  Investment securities sold ...................................................................          457,596
  Capital shares sold ..........................................................................       25,606,922
  Dividends and interest .......................................................................        4,358,837
                                                                                                   --------------
      Total assets .............................................................................    3,199,569,166
                                                                                                   --------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................................           18,061
  Capital shares redeemed ......................................................................       30,596,656
  Affiliates ...................................................................................        2,108,784
 Deferred tax liability (Note 1f) ..............................................................        1,527,964
 Accrued expenses ..............................................................................          395,348
                                                                                                   --------------
      Total liabilities ........................................................................       34,646,813
                                                                                                   --------------
Net assets, at value ...........................................................................   $3,164,922,353
                                                                                                   --------------
Net assets consist of:
 Undistributed net investment income ...........................................................   $   (5,848,138)
 Net unrealized depreciation ...................................................................     (378,348,461)
 Accumulated net realized loss .................................................................     (200,853,424)
 Capital shares ................................................................................    3,749,972,376
                                                                                                   --------------
Net assets, at value ...........................................................................   $3,164,922,353
                                                                                                   --------------
PRIMARY SHARES:
 Net asset value per share ($3,164,909,931 [DIVIDE] 260,922,534 shares outstanding) ............           $12.13
                                                                                                   --------------
SERVICE SHARES:
 Net asset value per share ($12,422 [DIVIDE] 1,024 shares outstanding) .........................           $12.13
                                                                                                   --------------



                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002

Investment Income:
 (net of foreign taxes of $9,509,317)
 Dividends ......................................................................  $  82,488,688
 Interest .......................................................................      3,491,707
                                                                                   -------------
      Total investment income ...................................................     85,980,395
                                                                                   -------------
Expenses:
 Management fees (Note 3) .......................................................     23,822,686
 Administrative fees (Note 3) ...................................................      2,960,190
 Transfer agent fees (Note 3) ...................................................         59,300
 Custodian fees .................................................................      1,279,000
 Reports to shareholders ........................................................          9,000
 Professional fees ..............................................................        145,800
 Directors' fees and expenses ...................................................        142,600
 Other ..........................................................................        100,000
                                                                                   -------------
      Total expenses ............................................................     28,518,576
                                                                                   -------------
           Net investment income ................................................     57,461,819
                                                                                   -------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...................................................................    (82,657,636)
  Foreign currency transactions .................................................       (291,673)
                                                                                   -------------
      Net realized loss .........................................................    (82,949,309)
 Net unrealized appreciation (depreciation) on:
  Investments ...................................................................   (505,001,995)
  Deferred taxes (Note 1f) ......................................................     (1,038,848)
  Translation of assets and liabilities denominated in foreign currencies .......        333,108
                                                                                   -------------
      Net unrealized depreciation ...............................................   (505,707,735)
                                                                                   -------------
Net realized and unrealized loss ................................................   (588,657,044)
                                                                                   -------------
Net decrease in net assets resulting from operations ............................  $(531,195,225)
                                                                                   -------------



                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                                       2002            2001
                                                                                                 -------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................     $   57,461,819  $   62,337,170
  Net realized loss from investments and foreign currency transactions .....................        (82,949,309)   (119,583,936)
  Net unrealized depreciation on investments, deferred taxes, and translation of assets and
  liabilities denominated in foreign currencies ............................................       (505,707,735)   (460,656,957)
                                                                                                 -------------------------------
     Net decrease in net assets resulting from operations ..................................       (531,195,225)   (517,903,723)

Distributions to shareholders from:
 Net investment income:
  Primary Shares ...........................................................................        (52,003,101)    (69,912,042)
  Service Shares ...........................................................................               (209)           (291)
 Net realized gains:
  Primary Shares ...........................................................................                 --     (42,147,264)
  Service Shares ...........................................................................                 --            (170)
                                                                                                 -------------------------------
 Total distributions to shareholders .......................................................        (52,003,310)   (112,059,767)

 Capital share transactions (Note 2):
  Primary Shares ...........................................................................        196,590,387    (163,250,356)
                                                                                                 -------------------------------
     Net decrease in net assets ............................................................       (386,608,148)   (793,213,846)

Net assets:
 Beginning of year .........................................................................      3,551,530,501   4,344,744,347
                                                                                                 -------------------------------
 End of year ...............................................................................     $3,164,922,353  $3,551,530,501
                                                                                                 -------------------------------

Undistributed net investment income included in net assets:
 End of year ...............................................................................     $   (5,848,138) $  (10,969,928)
                                                                                                 -------------------------------


                       See notes to financial statements.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Foreign Equity Series (the Fund) is a separate, diversified series of Templeton Institutional Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies located outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of the net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

F. DEFERRED TAXES

Deferred taxes are recorded for estimated tax liabilities inherent in certain of the Fund's foreign portfolio securities which may arise from subsequent sales of those securities and asset repatriations from countries that impose such taxes.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. CAPITAL STOCK

The Fund offers two classes of shares: Primary and Service shares. Each class of shares differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At December 31, 2002, there were 1.14 billion shares authorized ($0.01 par value) for the Company, of which 455 million and 100 million were designated as Primary shares and Service shares, respectively. Transactions in the Fund's shares were as follows:

                                                                           YEAR ENDED DECEMBER 31,
                                                          --------------------------------------------------------
                                                                      2002                         2001
                                                          --------------------------------------------------------
                                                               SHARES        AMOUNT         SHARES         AMOUNT
                                                          --------------------------------------------------------
PRIMARY SHARES:
Shares sold ............................................   74,087,082 $ 986,687,055     44,135,976  $ 667,181,353
Shares issued on reinvestment of distributions .........    3,633,413    45,254,028      6,942,066    107,518,424
Shares redeemed ........................................  (62,330,273) (835,350,696)   (61,881,563)  (937,950,133)
                                                          --------------------------------------------------------
Net increase (decrease) ................................   15,390,222 $ 196,590,387    (10,803,521) $(163,250,356)
                                                          --------------------------------------------------------

For Service shares, there was no shareholder activity for the years ended December 31, 2002 and December 31, 2001.

Templeton Global Investors, Inc., a subsidiary of Franklin Resources, Inc. (an affiliate of the Fund's investment manager), is the record owner of 100% of the Fund's Service shares as of December 31, 2002.


3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to TIC of 0.70% per year of the average daily net assets of the Fund. The Fund pays its allocated share of an administrative fee to FT Services based on the aggregate average daily net assets of certain funds within the Company as follows:

        ANNUALIZED
        FEE RATE  AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------------
        0.150%    First $200 million
        0.135%    Over $200 million, up to and including $700 million
        0.100%    Over $700 million, up to and including $1.2 billion
        0.075%    Over $1.2 billion

The Fund reimburses Distributors up to .35% per year of the average daily net assets of Service shares, for costs incurred in marketing the Fund's Service shares. During the year ended December 31, 2002, no distribution fees were charged for Service shares of the Fund.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Notes to Financial Statements (CONTINUED)


4. INCOME TAXES

At December 31, 2002, the cost of investments and net unrealized depreciation for income tax purposes were as follows:

       Cost of investments ...............................  $3,564,884,084
                                                            ---------------
       Unrealized appreciation ...........................     473,378,967
       Unrealized depreciation ...........................    (870,364,106)
                                                            ---------------
       Net unrealized depreciation .......................  $ (396,985,139)
                                                            ---------------
       Distributable earnings - ordinary income ..........  $   14,043,617
                                                            ---------------

The tax character of distributions paid during the years ended December 31, 2002 and 2001, was as follows:

        Distributions paid from:                      2002          2001
                                                 --------------------------
          Ordinary Income                        $52,003,310   $ 69,912,333
          Long-term capital gain                          --     42,147,434
                                                 --------------------------
                                                 $52,003,310   $112,059,767
                                                 --------------------------

Net investment income and net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment companies, wash sales, and losses realized subsequent to October 31, on the sale of securities.

At December 31, 2002, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $18,871,743. For tax purposes, such losses will be reflected in the year ending December 31, 2003.

At December 31, 2002, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                 Capital loss carryovers expiring in:
                    2009 ...................................  $ 99,069,404
                    2010 ...................................    82,881,631
                                                              ------------
                                                              $181,951,035
                                                              ------------


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2002 aggregated $630,230,787 and $519,795,877, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Fund's investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $390,560 of dividend income from investment in the Sweep Money Fund.

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Shareholders of Templeton Institutional Funds, Inc. - Foreign Equity Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Series of Templeton Institutional Funds, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended December 31, 1998 were audited by other independent accountants whose report dated January 28, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
San Francisco, California
January 30, 2003

TEMPLETON INSTITUTIONAL FUNDS, INC.
FOREIGN EQUITY SERIES
Tax Designation (unaudited)

At December 31, 2002, more than 50% of the Templeton Institutional Funds, Inc. Foreign Equity Series' total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under
Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to shareholders of record on December 12, 2002.


                                       PRIMARY                                          SERVICE
                        ---------------------------------------------------------------------------------------
                          FOREIGN TAX               FOREIGN               FOREIGN TAX               FOREIGN
                             PAID                SOURCE INCOME               PAID                SOURCE INCOME
   COUNTRY                 PER SHARE               PER SHARE               PER SHARE               PER SHARE
   ------------------------------------------------------------------------------------------------------------
   Australia              $0.0005                 $0.0101                 $0.0005                 $0.0101
   Austria                 0.0000                  0.0002                  0.0000                  0.0002
   Bermuda                 0.0000                  0.0044                  0.0000                  0.0044
   Brazil                  0.0012                  0.0056                  0.0012                  0.0056
   Canada                  0.0030                  0.0140                  0.0030                  0.0140
   Chile                   0.0000                  0.0001                  0.0000                  0.0001
   Finland                 0.0025                  0.0116                  0.0025                  0.0116
   France                  0.0025                  0.0138                  0.0025                  0.0138
   Germany                 0.0041                  0.0216                  0.0041                  0.0216
   Hong Kong               0.0000                  0.0136                  0.0000                  0.0136
   Hungary                 0.0001                  0.0002                  0.0001                  0.0002
   India                   0.0010                  0.0234                  0.0010                  0.0234
   Italy                   0.0021                  0.0099                  0.0021                  0.0099
   Japan                   0.0011                  0.0053                  0.0011                  0.0053
   Mexico                  0.0000                  0.0039                  0.0000                  0.0039
   Netherlands             0.0041                  0.0190                  0.0041                  0.0190
   New Zealand             0.0005                  0.0021                  0.0005                  0.0021
   Norway                  0.0005                  0.0023                  0.0005                  0.0023
   Philippines             0.0001                  0.0002                  0.0001                  0.0002
   Singapore               0.0012                  0.0038                  0.0012                  0.0038
   South Korea             0.0015                  0.0062                  0.0015                  0.0062
   Spain                   0.0019                  0.0087                  0.0019                  0.0087
   Sweden                  0.0033                  0.0164                  0.0033                  0.0164
   Switzerland             0.0003                  0.0013                  0.0003                  0.0013
   United Kingdom          0.0053                  0.0530                  0.0053                  0.0530
                        ---------------------------------------------------------------------------------------
   TOTAL                  $0.0368                 $0.2507                 $0.0368                 $0.2507
                        ---------------------------------------------------------------------------------------



In January 2003, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2002. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBER

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                              LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (70)            Director     Since 1992        133           Director, Bar-S Foods (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation
(nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------

FRANK J. CROTHERS (58)           Director     Since 1990        17            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Atlantic Equipment & Power Ltd.; Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power
Company Ltd.; Director, Caribbean Electric Utility Services Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
---------------------------------------------------------------------------------------------------------------------------

S. JOSEPH FORTUNATO (70)         Director     Since 1992        134           None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------

ANDREW H. HINES, JR. (79)        Director     Since 1993        27            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and FORMERLY, Executive-in-Residence, Eckerd College (1991-2002); Chairman and
Director, Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurant, Inc. (1994-1997); and Chairman of
the Board and Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
---------------------------------------------------------------------------------------------------------------------------

EDITH E. HOLIDAY (50)            Director     Since 1996        82            Director, Amerada Hess Corporation
500 East Broward Blvd.                                                        (exploration and refining of oil and gas);
Suite 2100                                                                    Hercules Incorporated (chemicals, fibers and
Fort Lauderdale, FL 33394-3091                                                resins); Beverly Enterprises, Inc. (health
                                                                              care); H.J. Heinz Company (processed foods
                                                                              and allied products); RTI International
                                                                              Metals, Inc. (manufacture and distribution
                                                                              of titanium); and Canadian National Railway
                                                                              (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor
to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department
(1988-1989).
---------------------------------------------------------------------------------------------------------------------------

BETTY P. KRAHMER (73)            Director     Since 1995        21            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
---------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                              LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (74)           Director     Since 1993        133           Director, White Mountains Insurance Group,
500 East Broward Blvd.                                                        Ltd. (holding company); Martek Biosciences
Suite 2100                                                                    Corporation; MedImmune, Inc.
Fort Lauderdale, FL 33394-3091                                                (biotechnology); Overstock.com (Internet
                                                                              services); and Spacehab, Inc. (aerospace
                                                                              services).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
Association of Securities Dealers, Inc. (until 1987).
---------------------------------------------------------------------------------------------------------------------------

FRED R. MILLSAPS (73)            Director     Since 1992        27            None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; and manager of personal investments (1978-present); and FORMERLY,
Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and
Light (1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
---------------------------------------------------------------------------------------------------------------------------

CONSTANTINE D.                   Director     Since 1990        17            None
TSERETOPOULOS (48)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology
Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
---------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                              LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
**NICHOLAS F. BRADY (72)         Director     Since 1993        21            Director, Amerada Hess Corporation
500 East Broward Blvd.                                                        (exploration and refining of oil and gas);
Suite 2100                                                                    C2, Inc. (operating and investment
Fort Lauderdale, FL 33394-3091                                                business); and H.J. Heinz Company (processed
                                                                              foods and allied products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets
Investments LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital
Advisors Ltd. and Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the
Treasury (1988-1993); Chairman of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator,
New Jersey (April 1982-December 1982).
---------------------------------------------------------------------------------------------------------------------------

**CHARLES B. JOHNSON (69)        Director,    Director and      133           None
One Franklin Parkway             Vice         Vice President
San Mateo, CA 94403-1906         President    since 1993 and
                                 and Chairman Chairman of the
                                 of the Board Board since 1995

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

HARMON E. BURNS (57)             Vice         Since 1996        Not           None
One Franklin Parkway             President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                              LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
JEFFREY A. EVERETT (38)          Vice         Since 2001        Not           None
PO Box N-7759                    President                      Applicable
Lyford Cay, Nassau, Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
---------------------------------------------------------------------------------------------------------------------------

MARTIN L. FLANAGAN (42)          Vice         Since 1990        Not           None
One Franklin Parkway             President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Member - Office of the President, Chief Financial Officer and Chief Operating Officer, Franklin Resources, Inc.;
Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial
Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment
Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory
Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin
Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

JIMMY D. GAMBILL (55)            Senior Vice  Since 2002        Not           None
500 East Broward Blvd.           President                      Applicable
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 50 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS (55)               Vice         Since 2000        Not           None
One Franklin Parkway             President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; President, Chief Executive Officer and Director, Property Resources,
Inc. and Franklin Properties, Inc.; officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.;
and officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive
Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------

BARBARA J. GREEN (55)            Vice         Vice President    Not           None
One Franklin Parkway             President    since 2000 and    Applicable
San Mateo, CA 94403-1906         and          Secreary since
                                 Secretary    1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; and
officer of one of the other subsidiaries of Franklin Resources, Inc. and of 50 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------

RUPERT H. JOHNSON, JR. (62)      Vice         Since 1996        Not           None
One Franklin Parkway             President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.;
Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------------

JOHN R. KAY (62)                 Vice         Since 1994        Not           None
500 East Broward Blvd.           President                      Applicable
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 20 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone
Group, Inc.
---------------------------------------------------------------------------------------------------------------------------

                                                              NUMBER OF
                                                         PORTFOLIOS IN FUND
                                              LENGTH OF   COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION     TIME SERVED BY BOARD MEMBER*    OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (65)           Vice         Since 2002        Not           Director, FTI Banque, Arch Chemicals, Inc.
600 5th Avenue                   President -                    Applicable    and Lingnan Foundation.
Rockefeller Center               AML
New York, NY 10048-0772          Compliance

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in
Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

MARK MOBIUS (66)                 Vice         Since 1993        Not           None
Two Exchange Square,             President                      Applicable
39th Floor, Suite 3905-08
Hong Kong

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; Executive
Vice President and Director, Templeton Global Advisors Limited; officer of six of the investment companies in Franklin
Templeton Investments; officer and/or director as the case may be of some of the subsidiaries of Franklin Resources, Inc.;
and FORMERLY, President, International Investment Trust Company Limited (investment manager of Taiwan R.O.C. Fund)
(1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
---------------------------------------------------------------------------------------------------------------------------

DONALD F. REED (58)              President    President since   Not           None
1 Adelaide Street East           and Chief    1993 and Chief    Applicable
Suite 2101                       Executive    Executive Officer
Toronto, Ontario                 Officer -    - Investment
Canada M5C 3B8                   Investment   Management since
                                 Management   2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Director, Templeton Worldwide, Inc.; Chief Executive Officer, Templeton Investment Counsel,
LLC; President, Chief Executive Officer and Director, Franklin Templeton Investments Corp.; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and FORMERLY, Chairman and Director, FTTrust
Company.
---------------------------------------------------------------------------------------------------------------------------

BRUCE S. ROSENBERG (41)          Treasurer    Treasurer since   Not           None
500 East Broward Blvd.           and Chief    2000 and Chief    Applicable
Suite 2100                       Financial    Financial Officer
Fort Lauderdale, FL 33394-3091   Officer      since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the subsidiaries of Franklin Resources, Inc. and of 16 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------

MURRAY L. SIMPSON (65)           Vice         Since 2000        Not           None
One Franklin Parkway             President                      Applicable
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 50 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson is considered an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Funds' adviser and distributor, and his position with TIFI. Nicholas F. Brady is considered an interested person of the
Fund under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors
Limited. Mr. Brady and Resources are both limited partners of Darby Overseas Partners, L.P. (Darby Overseas). Mr. Brady is
Chairman and shareholder of Darby Overseas Investments, Ltd., which is the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P.
(DEMF). Mr. Brady serves as Chairman of the corporate general partner of DEMF, and Darby Overseas and its general partner own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC
(DTV) in which Darby Overseas is a significant investor and for which Darby Overseas has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby-BBVA Latin America Private Equity Fund,
L.P. (DBVA), a private equity fund in which Darby Overseas is a significant investor, and the general partner of which
Darby Overseas controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital
Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors
Limited are both indirect subsidiaries of Resources. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

--------------------
      PRSRT STD
    U.S. POSTAGE
        PAID
So. SanFrancisco, CA
   Permit No. 655
--------------------


This report must be preceded or accompanied by the current prospectus of the Templeton Institutional Funds, Inc., Foreign Equity Series, which contains more complete information, including risk factors, charges, and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political, and other factors. The manager does not protect the Fund and its investors from such losses. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.










                                                          Principal Underwriter:
                                                              FRANKLIN TEMPLETON
                                                              DISTRIBUTORS, INC.
                                                            100 Fountain Parkway
                                                                  P.O. Box 33030
                                              St. Petersburg, Florida 33733-8030

                                          Institutional Services: 1-800-321-8563
                                                Fund Information: 1-800-362-6243

[RECYCLE LOGO OMITTED]

ZT454 A 02/03